LONG-TERM DEBT - MORTGAGE (Tables)	12 Months Ended
Jul. 31, 2018
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
Schedule of long-term debt
			July 31, 2018		July 31, 2017
	Current
	Annual	Final	Due	Due	Due	Due
	Interest	Payment	Within	After	Within	After
	Rate	Date	One Year	One Year	One Year	One Year
Mortgage:
Bond St. building, Brooklyn, NY	3.54%	2/1/2020	$168,501	$5,298,610	$162,569	$5,467,110
Less: Deferred financing costs			—	34,325	—	57,202
Total			$168,501	$5,264,285	$162,569	$5,409,908